CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 5,990,432	$ 3,367,838	$ 12,688,142	$ 9,019,582	$ 10,790,342	$ 11,901,339
Cost of goods sold	4,064,834	2,267,235	8,727,755	6,110,159	7,388,075	8,409,665
Gross profit	1,925,598	1,100,603	3,960,387	2,909,423	3,402,267	3,491,674
Operating expenses:
Selling	1,473,787	418,017	3,520,030	1,210,809	1,571,256	1,446,110
General and administrative	354,237	306,827	1,236,239	810,556	1,229,198	1,052,326
Research and development	352,849	354,252	1,154,789	918,014	1,342,081	1,132,791
Total	2,180,873	1,079,096	5,911,058	2,939,379	4,142,535	3,631,227
Operating profit (loss)	(255,275)	21,507	(1,950,671)	(29,956)	(740,268)	(139,553)
Other:
Interest income	21	16	238	31	444	33
Interest expense	(27,778)	(27,347)	(32,115)	(72,360)	(72,360)	(77,225)
Other income (expense), net	41,482	(63)	42,232	(929)	(13,589)	346,311
Total other income (expense), net	13,725	(27,394)	10,355	(73,258)	(85,505)	269,119
Income (loss) before income taxes	(241,550)	(5,887)	(1,940,316)	(103,214)	(825,773)	129,566
Income taxes (benefit)	2,034	1,978	3,312	5,757	7,363	7,080
Net income (loss)	$ (243,584)	$ (7,865)	$ (1,943,628)	$ (108,971)	(833,136)	122,486
Other comprehensive income (loss):
Foreign currency translation adjustments					0	(3,621)
Foreign currency translation recognition upon reclassification from accumulated other comprehensive income					0	(360,734)
Total comprehensive income (loss)					$ (833,136)	$ (241,869)
Basic and diluted net income (loss) per share	$ (0.02)	$ 0.00	$ (0.14)	$ (0.01)	$ (0.09)	$ 0.02
Weighted average common and common equivalent shares:
Basic and diluted	13,877,407	8,519,051	13,722,680	8,167,187	9,470,848	7,982,704